Capital Management	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Capital Management
Note 7: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; underpins our operating groups’ business strategies; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at January 31, 2022, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks
(D-SIBs),
a Countercyclical Buffer and a 2.5% Domestic Stability Buffer (DSB) applicable to
D-SIBs.
Our capital position as at January 31, 2022 is further detailed in the Capital Management section of our interim Management’s Discussion and Analysis.
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	January 31, 2022	October 31, 2021
CET1 Capital	47,610	44,491
Tier 1 Capital	52,481	49,966
Total Capital	61,050	57,201
Total Loss Absorbing Capacity (TLAC)	96,889	90,353
Risk-Weighted Assets	337,652	325,433
Leverage Exposures	1,115,676	976,690
CET 1 Ratio	14.1%	13.7%
Tier 1 Capital Ratio	15.5%	15.4%
Total Capital Ratio	18.1%	17.6%
TLAC Ratio	28.7%	27.8%
Leverage Ratio	4.7%	5.1%
TLAC Leverage Ratio	8.7%	9.3%

(1)	Disclosed in accordance with, as applicable, OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity Guideline.